Merger and Reverse Recapitalization	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Merger and Reverse Recapitalization [Abstract]
Merger and Reverse Capitalization
2.
Merger and Reverse Recapitalization

On June 7, 2021, Legacy VWE and BCAC consummated the Merger, with Legacy VWE surviving the Merger as a wholly owned subsidiary of BCAC, which was renamed Vintage Wine Estates, Inc. Immediately prior to the closing of the Merger, the Company purchased 2,889,507 shares of Series B stock from TGAM Agribusiness Fund Holdings LP for $32.0 million, including unpaid cumulative dividends and all remaining shares of outstanding Series B stock of Legacy VWE were converted into shares of Legacy VWE Series A common stock. Upon the consummation of the Merger, each share of Legacy VWE Series A and Series B common stock issued and outstanding was canceled and converted into the right to receive 2.85708834472042 shares (the “Exchange Ratio”) of common stock of the Company. For periods prior to the Merger, the reported share and per share amounts have been retroactively converted (“Retroactive Conversion”) by applying the Exchange Ratio. VWE Legacy shareholders were issued 26,828,256 shares of the Company’s common stock of which 1,000,002 shares were placed in escrow to cover potential adjustments to the purchase price.

To satisfy the requirements of full repayment of the Company’s Paycheck Protection Program loan (the “PPP Loan”) upon a change of control, we placed into escrow $6.6 million in advance of the pending merger and reverse recapitalization. Funds held in escrow were released back to the Company upon receiving notification of the full forgiveness of the PPP loan prior to June 30, 2021.

In September 2021, upon finalization of the purchase price, all 1,000,002 shares of the shares in escrow were released to the VWE Legacy shareholders.

Upon the closing of the Merger, the Company's certificate of incorporation authorized 200,000,000 shares of common stock, no par value per share and 2,000,000 shares of preferred stock, no par value per share. As of June 7, 2021 (the "Closing Date"), there were 60,461,611 shares of the Company’s common stock issued and outstanding and warrants to purchase 26,000,000 shares of the Company’s common stock outstanding. There was no preferred stock outstanding as the Closing Date.

In connection with the Merger, BCAC entered into subscription agreements (each, a “Subscription Agreement”) with two investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and BCAC agreed to sell to the Subscribers, an aggregate of 10,000,000 shares of common stock (the “PIPE Shares”), for a purchase price of $10 per share and an aggregate purchase price of $100.0 million, in a private placement pursuant to the subscription agreements (the “PIPE”). The PIPE investment closed just prior to the consummation of the Merger.

The Merger is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, BCAC was treated as the “acquired” company and Legacy VWE was treated as the acquirer company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy VWE issuing stock for the net assets of BCAC, accompanied by a recapitalization. The net assets of BCAC are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Legacy VWE.

The following table reconciles the elements of the Merger to the consolidated statement of cash flows and the consolidated statement of stockholders’ equity for the year ended June 30, 2021:

(in thousands, except share data)	Shares	Recapitalization
Cash - BCAC's trust and cash, net of redemptions	23,633,355	$178,942
Cash - PIPE	10,000,000	100,000
Non-cash net liabilities assumed from BCAC		(579)
Less: transaction costs and advisory fees paid by Legacy VWE		(3,739)
Less: transaction costs and advisory fees paid by BCAC		(25,933)
Net contributions from merger and PIPE financing	33,633,355	$248,691

Earnout Shares

The VWE Legacy shareholders are entitled to receive up to an additional 5,726,864 shares of the Company’s common stock (the “Earnout Shares”) if at any point during the Earnout Period, from June 7, 2021 to June 7, 2023, the Company's closing share price on the Nasdaq on 20 trading days out of 30 consecutive trading days:

1.
is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and
2.
is at or above $20 (i) to the extent no Earnout Shares have previously been issued, 100% of the Earnout Shares or (ii) to the extent the event Earnout Shares were previously issued, 50% of the Earnout Shares will be issued.

The Earnout Shares will be adjusted to reflect any stock split, reverse stock split, stock dividend (including any dividend or distribution of securities convertible common shares), reorganization, recapitalization, reclassification, combination and, exchange of shares or other like change. The Earnout Shares are indexed to the Company’s equity and meet the criteria for equity classification. The fair value of the Earnout Shares, $32.4 million, was recorded as a dividend to additional paid in capital due to the absence of retained earnings.

No Earnout Shares were issued as of June 30, 2022.

2.
Merger and Reverse Recapitalization

On June 7, 2021, Legacy VWE and BCAC consummated the Merger, with Legacy VWE surviving the Merger as a wholly owned subsidiary of BCAC, which was renamed Vintage Wine Estates, Inc. Immediately prior to the closing of the Merger, the Company purchased 2,889,507 shares of Series B stock from TGAM Agribusiness Fund Holdings LP for $32.0 million, including unpaid cumulative dividends and all remaining shares of outstanding Series B stock of Legacy VWE were converted into shares of Legacy VWE Series A common stock. Upon the consummation of the Merger, each share of Legacy VWE Series A and Series B common stock issued and outstanding was canceled and converted into the right to receive 2.85708834472042 shares (the “Exchange Ratio”) of common stock of BCAC. For periods prior to the Merger, the reported share and per share amounts have been retroactively converted (“Retroactive Conversion”) by applying the Exchange Ratio. VWE Legacy shareholders were issued 26,828,256 shares of the Company’s common stock of which 1,000,002 shares were placed in escrow to cover potential adjustments to the purchase price.

To satisfy the requirements of full repayment of the Company’s Paycheck Protection Program loan (the “PPP Loan”) upon a change of control, we placed into escrow $6.6 million in advance of the pending merger and reverser recapitalization. Funds held in escrow were released back to the Company upon receiving notification of the full forgiveness of the PPP loan prior to June 30, 2021. (See Note 6).

In September 2021, upon finalization of the purchase price, 1,000,002 shares of the shares in escrow were released to the VWE Legacy shareholders.

Upon the closing of the Merger, the Company's certificate of incorporation authorized 200,000,000 shares of common stock, no par value per share and 2,000,000 shares of preferred stock, no par value per share. As of the Closing Date, there were 60,461,611 shares of the Company’s common stock issued and outstanding and warrants to purchase 26,000,000 shares of the Company’s common stock outstanding. There was no preferred stock outstanding as the Closing Date.

In connection with the Merger, BCAC entered into subscription agreements (each, a “Subscription Agreement”) with a two investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and BCAC agreed to sell to the Subscribers, an aggregate of 10,000,000 shares of common stock (the “PIPE Shares”), for a purchase price of $10 per share and an aggregate purchase price of $100.0 million, in a private placement pursuant to the subscription agreements (the “PIPE”). The PIPE investment closed just prior to the consummation of the Merger.

The Merger is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, BCAC was treated as the “acquired” company and Legacy VWE was treated as the acquirer company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy VWE issuing stock for the net assets of BCAC, accompanied by a recapitalization. The net assets of BCAC are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Legacy VWE.

The following table reconciles the elements of the Merger to the consolidated statement of cash flows and the consolidated statement of stockholders’ equity for the year ended June 30, 2021:

(in thousands, except share data)	Shares	Recapitalization
Cash - BCAC's trust and cash, net of redemptions	23,633,355	$178,942
Cash - PIPE	10,000,000	100,000
Non-cash net liabilities assumed from BCAC		(579)
Less: transaction costs and advisory fees paid by Legacy VWE		(3,739)
Less: transaction costs and advisory fees paid by BCAC		(25,933)
Net contributions from merger and PIPE financing	33,633,355	$248,691

Earnout Shares

The VWE Legacy shareholders are entitled to receive up to an additional 5,726,864 shares of the Company’s common stock (the “Earnout Shares”) if at any point during the Earnout Period, from June 7, 2021 to June 7, 2023, the Company's closing share price on the Nasdaq or TSX on 20 trading days out of 30 consecutive trading days:

a)
is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and
b)
is at or above $20 (i) to the extent no Earnout Shares have previously been issued, 100% of the Earnout Shares or (ii) to the extent the event Earnout Shares were previously issued, 50% of the Earnout Shares will be issued.

The Earnout Shares and Target Prices will be adjusted to reflect any stock split, reverse stock split, stock dividend (including any dividend or distribution of securities convertible common shares), reorganization, recapitalization, reclassification, combination and, exchange of shares or other like change. The Earnout Shares are indexed to the Company’s equity and meet the criteria for equity classification. The fair value of the Earnout Shares, $32.4 million, was recorded as a dividend to additional paid in capital due to the absence of retained earnings.

No Earnout Shares were issued as of June 30, 2021.